Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	[1]	kr 3,911	kr 1,362
Treasuries/government bonds		18,953	8,344
Other interest-bearing securities except loans		33,268	53,906
Loans in the form of interest-bearing securities		55,688	43,627
Loans to credit institutions		30,685	27,010
Loans to the public		182,126	163,848
Derivatives		7,622	6,968
Tangible and intangible assets		135	134
Deferred tax asset		15	16
Other assets		18,355	9,334
Prepaid expenses and accrued revenues		2,714	2,747
Total assets		353,472	317,296
Liabilities and equity
Borrowing from credit institutions		3,205	3,678
Borrowing from the public		10,000
Debt securities issued		291,288	269,339
Derivatives		24,619	20,056
Other liabilities		2,460	2,466
Accrued expenses and prepaid revenues		2,464	2,582
Provisions		93	93
Total liabilities		334,129	298,214
Share capital		3,990	3,990
Reserves		(106)	(143)
Retained earnings		15,459	15,235
Total equity	[2]	19,343	19,082
Total liabilities and equity		kr 353,472	kr 317,296

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.